Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning of period	$ (198,143)	$ (152,706)	$ (152,706)
Net current period other comprehensive income (loss)	(290)	604
Balance at the end of period	(10,828)	(163,210)	(198,143)	$ (152,706)
MARIADB CORPORATION AB [Member]
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning of period	(198,143)	(152,706)	(152,706)	(128,610)
Net current period other comprehensive income (loss)			(1,828)	654
Balance at the end of period			(198,143)	(152,706)
Foreign Currency Translation
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning of period	(11,482)	(7,477)	(7,477)
Other comprehensive income (loss) before reclassifications	1,887	604
Amounts reclassified from accumulated other comprehensive net income (loss)	0
Net current period other comprehensive income (loss)	1,887	604
Balance at the end of period	(9,595)	(6,873)	(11,482)	(7,477)
Foreign Currency Translation | MARIADB CORPORATION AB [Member]
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning of period	(11,482)	(7,477)	(7,477)	(8,131)
Other comprehensive income (loss) before reclassifications			(4,005)	654
Balance at the end of period			(11,482)	(7,477)
Net Unrealized Gain on Securities
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning of period	2,177	0	0
Other comprehensive income (loss) before reclassifications	0	0
Amounts reclassified from accumulated other comprehensive net income (loss)	(2,177)
Net current period other comprehensive income (loss)	(2,177)	0
Balance at the end of period	0	0	2,177	0
Net Unrealized Gain on Securities | MARIADB CORPORATION AB [Member]
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning of period	2,177	0	0	0
Other comprehensive income (loss) before reclassifications			2,177	0
Balance at the end of period			2,177	0
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning of period	(9,305)	(7,477)	(7,477)
Other comprehensive income (loss) before reclassifications	1,887	604
Amounts reclassified from accumulated other comprehensive net income (loss)	(2,177)
Net current period other comprehensive income (loss)	(290)	604
Balance at the end of period	(9,595)	(6,873)	(9,305)	(7,477)
Accumulated Other Comprehensive Income (Loss) | MARIADB CORPORATION AB [Member]
Accumulated Other Comprehensive Income (Loss)
Balance at the beginning of period	$ (9,305)	$ (7,477)	(7,477)	(8,131)
Other comprehensive income (loss) before reclassifications			(1,828)	654
Net current period other comprehensive income (loss)			(1,828)	654
Balance at the end of period			$ (9,305)	$ (7,477)